Retirement benefit obligations - Schedule of Movements in Defined Benefit Obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in the defined benefit obligation
At 1 January	£ 2,906
Remeasurements:
At 31 December	2,575	£ 2,906
Present value of funded obligations
Movements in the defined benefit obligation
At 1 January	(27,118)	(30,201)
Current service cost	(64)	(85)
Interest expense	(1,459)	(1,385)
Remeasurements:
Actuarial gains – demographic assumptions	114	109
Actuarial (losses) gains – experience	(427)	94
Actuarial gains – financial assumptions	725	2,737
Benefits paid	1,693	1,638
Past service cost	(30)	(35)
Settlements	2	1
Exchange and other adjustments	(7)	9
At 31 December	£ (26,571)	£ (27,118)